Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0001932737
Document Type	F-1/A
Entity Registrant Name	Robo.ai Inc.
Entity Incorporation, State or Country Code	E9
Entity Primary SIC Number	3711
Entity Address, Address Line One	Office 114-117, Floor 1
Entity Address, Address Line Two	Building A1,Dubai Digital Park
Entity Address, Address Line Three	Dubai Silicon Oasis
Entity Address, City or Town	Dubai
Entity Address, Country	AE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act, as amended, or until the registration statement shall become effective on such date as the U.S. Securities and Exchange Commission, or “SEC,” acting pursuant to said Section 8(a), may determine.
Amendment Flag	true
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Office 114-117, Floor 1
Entity Address, Address Line Two	Building A1,Dubai Digital Park
Entity Address, Address Line Three	Dubai Silicon Oasis
Entity Address, City or Town	Dubai
Entity Address, Country	AE
City Area Code	(971)
Local Phone Number	5-0656-3888